HUSSMAN INVESTMENT TRUST

                          HUSSMAN STRATEGIC GROWTH FUND

                               SEMI-ANNUAL REPORT
                              FOR THE PERIOD ENDING
                                DECEMBER 31, 2000
                                   (UNAUDITED)

                                TREND UNIFORMITY
V
A
L                           FAVORABLE        UNFAVORABLE
U                           -------------------------------
A          FAVORABLE        AGGRESSIVE       MODERATE
T                           -------------------------------
I          UNFAVORABLE      POSITIVE         HEDGED
O                           -------------------------------
N

                                                               February 14, 2001

Dear Shareholder,

The Hussman Strategic Growth Fund (the Fund) performed as intended during the year 2000, gaining value in a falling market, without having a net short position. The Fund ended 2000 at a net asset value of $11.64 per share, up 16.4% from inception on July 24, 2000.

Last year was difficult for the equity markets, reflecting a combination of extremely high valuations and uniformly weak trend conditions for most of the year. Historically, that combination has defined an unfavorable Market Climate. Accordingly, the Fund generally held a "market neutral" position last year - nearly fully invested in favored stocks, and short an approximately equal value of major market indices, specifically the Russell 2000 and the S&P 100.

When the Fund is in a market neutral position, as it was last year, the portfolio benefits to the extent that our favored stocks outperform the indices that we are short. It is not the direction of the market, but the performance of the stock portfolio relative to the market, that produces a gain or loss. Last year, effective stock selection, relative to the market, contributed to the overall gain in the Fund.

The  Fund's  stock  portfolio  remains   diversified  across  a  wide  range  of
industries. Here again, both valuation and market action are important in determining the weight given to any particular sector. Compared to the major market indices, the Fund has a smaller weight in technology stocks, due to extremely high valuations (e.g. high P/E and price/revenue multiples) as well as unfavorable market action in this group. In contrast, the Fund has above-market weightings in health care, utilities, energy, defense and apparel. These higher weightings reflect a combination of favorable valuation and market action in these groups.

Near the end of 2000, the internal action of the market began to improve, with strength in a wide range of stocks and industry groups. Valuations remained extreme, with prices still far out of line with fundamentals such as earnings, revenues and cash flows. Even so, the market was able to recruit enough trend uniformity to move the Market Climate to a more constructive position. Accordingly, the Fund entered 2001 with a hedged, but modestly positive exposure to market fluctuations.

It is not possible or necessary to predict how long this modestly favorable Climate will prevail. Our discipline requires us to maintain a market exposure that is consistent with the Market Climate in effect, based on objective evidence. The strategy does not require us to forecast when shifts will occur, but only to identify which Market Climate is in effect at a given time.

Looking forward, we believe that the economy faces an oncoming recession. This view is based on market indicators such as credit spreads and equity prices, as well as business and consumer sentiment. Indeed, sharp declines in the NAPM Purchasing Managers Index and Consumer Confidence to the extent seen in recent months have always been followed by recession. Although further interest rate cuts by the Federal Reserve appear to be widely expected and priced into the market, the risk of sharply falling profit margins and further earnings disappointment does not appear to be widely anticipated. Accordingly, we are sensitive to the possibility of further erosion in the stock market. This increases the chance that our next shift will be back to a defensive Climate. Again, it is not necessary to forecast when this might occur. You may obtain ongoing updates, research and insight at no cost from our Fund website, www.hussman.net.

In short, both the market position and the stock selection of the Fund remain driven by a disciplined strategy emphasizing both favorable valuation and market action as the foundations for long term growth. We continue to focus the Fund's investments in sectors that display these characteristics, and to avoid sectors that do not.

Best wishes,

John P. Hussman, Ph.D.

                          HUSSMAN STRATEGIC GROWTH FUND

        Comparison of the Change in Value of a $10,000 Investment in the
      Hussman Strategic Growth Fund versus the Russell 2000 Index and the
                          Standard & Poor's 500 Index*

                               [GRAPHIC OMITTED]

                -----------------------------------------------
                                                        12/2000
                                                        -------
                Hussman Strategic Growth Fund           $11,640
                Russell 2000 Index                      $ 9,468
                S&P 500 Index                           $ 9,063
                -----------------------------------------------

                         -----------------------------
                         Hussman Strategic Growth Fund

                                  Total Return
                                Since Inception**
                                     16.40%
                         -----------------------------

Past performance is not predictive of future performance.

* The Russell 2000 Index contains small and medium capitalization stocks, and is generally representative of the stocks held by the Hussman Strategic Growth Fund. The S&P 500 Index is a widely followed equity benchmark and is presented for comparative purposes only. Because the Hussman Strategic Growth Fund may vary its exposure to market fluctuations, Fund returns may differ from the performance of major stock market indices.

** Initial public offering of shares was July 24, 2000.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                       Statement of Assets and Liabilities
                                December 31, 2000
                                   (Unaudited)

ASSETS

     Investments in securities:
          At acquisition cost                                      $ 13,492,847
                                                                   ============
          At value (Note 1)                                        $ 14,528,339
     Cash                                                                81,858
     Dividends and interest receivable                                   14,979
     Receivable for investment securities sold                          251,546
     Receivable for capital shares sold                                  33,718
     Other assets                                                        16,085
                                                                   ------------
               Total Assets                                          14,926,525
                                                                   ------------
LIABILITIES

     Payable for investment securities purchased                        370,940
     Accrued investment advisory fees (Note 3)                            5,940
     Payable to Administrator (Note 3)                                    6,200
     Other accrued expenses                                                 800
     Covered call options, at value (Notes 1 and 4)
          (premiums received $354,975)                                  385,500
                                                                   ------------
               Total Liabilities                                        769,380
                                                                   ------------

NET ASSETS                                                         $ 14,157,145
                                                                   ============
Net assets consist of:
     Paid-in capital                                               $ 12,358,404
     Undistributed net investment loss                                   (6,563)
     Accumulated net realized gains from security transactions          800,337
     Net unrealized appreciation on investments                       1,004,967
                                                                   ------------

                                                                   $ 14,157,145
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                          1,216,501
                                                                   ============

Net asset value and offering price price per share (A) (Note 1)    $      11.64
                                                                   ============

(A)  Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                             Statement of Operations
                         Period Ended December 31, 2000*
                                   (Unaudited)

INVESTMENT INCOME
       Dividends                                                   $     77,233
                                                                   ------------
EXPENSES
       Investment advisory fees (Note 3)                                 52,373
       Fund accounting fees (Note 3)                                     11,294
       Administration fees (Note 3)                                       8,875
       Printing of shareholder reports                                    8,395
       Transfer agent and shareholder services fees (Note 3)              7,875
       Trustees' fees                                                     6,000
       Custodian and bank service fees                                    5,480
       Insurance expense                                                  3,973
       Registration and filing fees                                       1,565
       Professional fees                                                  1,267
       Postage and supplies                                               1,190
       Other expenses                                                       189
                                                                   ------------
             Total Expenses                                             108,476
       Less fees waived by the Advisor (Note 3)                         (24,680)
                                                                   ------------
             Net Expenses                                                83,796
                                                                   ------------

NET INVESTMENT INCOME (LOSS)                                             (6,563)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
       Net realized losses from security transactions                  (386,789)
       Net realized gains on call and/or put options sold               530,842
       Net realized gains on option contracts written                   656,284
       Net change in unrealized appreciation/
            depreciation on investments                               1,004,967
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      1,805,304
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  1,798,741
                                                                   ============

* Represents the period from the commencement of operations (July 24, 2000) through December 31, 2000.

                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                       Statement of Changes in Net Assets
                         Period Ended December 31, 2000*
                                   (Unaudited)

FROM OPERATIONS
    Net investment income(loss)                                    $     (6,563)
    Net realized gains(losses) from:
       Security transactions                                           (386,789)
       Call and/or put options sold                                     530,842
       Option contracts written                                         656,284
    Net change in unrealized appreciation/
       depreciation on investments                                    1,004,967
                                                                   ------------
Net increase in net assets resulting from operations                  1,798,741
                                                                   ------------

FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                        12,267,543
    Payments for shares redeemed                                         (9,139)
                                                                   ------------
Net increase in net assets from capital share transactions           12,258,404
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                         14,057,145
                                                                   ------------

NET ASSETS
    Beginning of period                                                 100,000
                                                                   ------------
    End of period                                                  $ 14,157,145
                                                                   ============

CAPITAL SHARE ACTIVITY
    Sold                                                              1,207,382
    Redeemed                                                               (881)
                                                                   ------------
    Net increase in shares outstanding                                1,206,501
    Shares outstanding at beginning of period                            10,000
                                                                   ------------
    Shares outstanding at end of period                               1,216,501
                                                                   ============

* Represents the period from the commencement of operations (July 24, 2000) through December 31, 2000.

                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
    Financial Highlights for the Period Ended December 31, 2000* (Unaudited)
      Selected Per Share Data and Ratios for a Share Outstanding Throughout
                                   the Period

Net asset value at beginning of period                           $      10.00
                                                                 ------------
Income from investment operations:
    Net investment income(loss)                                         (0.01)
    Net realized and unrealized gains on investments                     1.65
                                                                 ------------
Total from investment operations                                         1.64
                                                                 ------------

Net asset value at end of period                                 $      11.64
                                                                 ============

Total Return (not annualized)                                          16.40%
                                                                 ============

Net assets at end of period                                      $ 14,157,145
                                                                 ============

Ratio of expenses to average net assets:
    Before advisory fees waived                                         2.57%(1)
    After advisory fees waived                                          1.99%(1)

Ratio of net investment loss to average net assets                     -0.15%(1)

Portfolio turnover rate                                                   67%(1)

(1) Annualized.

* Represents the period from the commencement of operations (July 24, 2000) through December 31, 2000.

                See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                            Portfolio of Investments
                                December 31, 2000
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                       ------------
                COMMON STOCKS -  96.1%
                AEROSPACE/DEFENSE - 5.5%
       3,000    Alliant Techsystems, Inc. (a)                      $    200,250
       2,000    L-3 Communications Holdings, Inc. (a)                   154,000
       5,000    Lockheed Martin Corp.                                   169,750
       3,000    Northorp Grumman Corp.                                  249,000
                                                                   ------------
                                                                        773,000
                                                                   ------------

                AIR FREIGHT - 0.3%
       2,000    Offshore Logistics, Inc. (a)                             43,093
                                                                   ------------

                BANKS - 0.6%
       3,000    KeyCorp                                                  84,000
                                                                   ------------

                BEVERAGES (NON-ALCOHOLIC) - 1.4%
       5,000    Pepsi Bottling Group, Inc.                              199,688
                                                                   ------------

                BIOTECHNOLOGY - 2.0%
       2,000    Cell Therapeutics, Inc. (a)                              90,125
       1,000    Gene Logic, Inc. (a)                                     18,375
       2,000    Genzyme Corp. (a)                                       179,875
                                                                   ------------
                                                                        288,375
                                                                   ------------

                BUILDING MATERIALS - 0.8%
       5,000    Standard Pacific Corp.                                  116,875
                                                                   ------------

                CHEMICALS (DIVERSIFIED) - 1.2%
       1,500    FMC Corp. (a)                                           107,531
       3,000    Hercules, Inc. (a)                                       57,188
                                                                   ------------
                                                                        164,719
                                                                   ------------

                CHEMICALS (SPECIALTY) - 1.8%
       5,000    Cytec Industries, Inc. (a)                              199,687
       1,500    H.B. Fuller Co.                                          59,180
                                                                   ------------
                                                                        258,867
                                                                   ------------

                COMPUTERS (SOFTWARE AND SERVICES) - 3.1%
      13,000    Avant Corp. (a)                                         238,062
       8,000    Sybase, Inc. (a)                                        158,500
       3,000    3D Systems Corp. (a)                                     36,375
                                                                   ------------
                                                                        432,937
                                                                   ------------

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                      Portfolio of Investments (continued)
                                December 31, 2000
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                       ------------
                ELECTRICAL EQUIPMENT - 6.1%
      10,000    Anixter International, Inc. (a)                    $    216,250
      12,000    Cable Design Technologies Corp. (a)                     201,750
       4,880    Koninklijke Philips Electronics NV-ADR                  176,900
       3,000    Molecular Devices Corp. (a)                             205,312
       2,000    Park Electrochemical Corp.                               61,375
                                                                   ------------
                                                                        861,587
                                                                   ------------

                ELECTRIC COMPANIES - 8.5%
       2,000    Ameren Corp.                                             92,625
       3,000    Cleco Corp.                                             164,250
       3,000    DPL, Inc.                                                99,562
       2,000    DTE Energy Co.                                           77,875
       7,102    Progress Energy, Inc.                                   349,341
       2,500    Reliant Energy, Inc.                                    108,282
       5,000    UtiliCorp United, Inc.                                  155,000
       3,000    Wisconsin Energy Corp.                                   67,688
       3,000    Xcel Energy, Inc.                                        87,188
                                                                   ------------
                                                                      1,201,811
                                                                   ------------

                ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.4%
       2,000    Bell Microproducts, Inc. (a)                             31,750
       1,000    Tech Data Corp. (a)                                      27,047
                                                                   ------------
                                                                         58,797
                                                                   ------------

                ELECTRONICS (SEMICONDUCTORS) - 1.7%
       7,000    Advanced Micro Devices, Inc. (a)                         96,687
       5,000    International Rectifier Corp. (a)                       150,000
                                                                   ------------
                                                                        246,687
                                                                   ------------

                EQUIPMENT (SEMICONDUCTORS) - 0.5%
       5,000    Nanometrics, Inc. (a)                                    69,062
                                                                   ------------

                GOLD AND PRECIOUS METALS MINING - 4.6%
      16,000    Barrick Gold Corp.                                      262,080
      14,000    Homestake Mining Co.                                     58,625
      11,000    Newmont Mining Corp.                                    187,688
      15,000    Placer Dome, Inc.                                       144,375
                                                                   ------------
                                                                        652,768
                                                                   ------------

                HEALTH CARE (MANAGED CARE) - 4.2%
      10,000    Health Net, Inc. (a)                                    261,875
       4,000    Oxford Health Plans, Inc. (a)                           158,000
       1,500    Wellpoint Health Networks, Inc. - Class A (a)           172,875
                                                                   ------------
                                                                        592,750
                                                                   ------------

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                      Portfolio of Investments (continued)
                                December 31, 2000
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                       ------------
                HEALTH CARE (MEDICAL PRODUCTS AND SUPPLIES) - 4.7%
       6,000    Beckman Coulter, Inc.                              $    251,625
       6,000    DENTSPLY International, Inc.                            234,750
       3,000    PolyMedica Corp. (a)                                    100,125
       3,000    Respironics, Inc. (a)                                    85,500
                                                                   ------------
                                                                        672,000
                                                                   ------------

                HEALTH CARE (SPECIALIZED SERVICES) - 2.0%
       1,000    Impath, Inc. (a)                                         66,500
       2,000    Orthodontic Centers of America, Inc. (a)                 62,500
       3,000    RehabCare Group, Inc. (a)                               154,125
                                                                   ------------
                                                                        283,125
                                                                   ------------

                HOMEBUILDING - 3.2%
       2,000    Centex Corp.                                             75,125
       5,000    D.R. Horton, Inc.                                       122,187
       3,500    Lennar Corp.                                            126,875
       3,000    Toll Brothers, Inc. (a)                                 122,625
                                                                   ------------
                                                                        446,812
                                                                   ------------

                HOUSEHOLD FURNISHINGS AND APPLIANCES - 1.1%
      15,000    Pier 1 Imports, Inc.                                    154,687
                                                                   ------------

                INSURANCE (LIFE AND HEALTH) - 1.3%
       2,500    Everest Reinsurance Group, Ltd.                         179,063
                                                                   ------------

                INSURANCE (MULTI-LINE) - 1.6%
       7,000    Old Republic International Corp.                        224,000
                                                                   ------------

                INSURANCE (PROPERTY-CASUALTY) - 4.8%
       5,000    Ace, Ltd.                                               212,188
       7,000    Fidelity National Financial, Inc.                       258,563
       4,000    St. Paul Companies, Inc.                                217,250
                                                                   ------------
                                                                        688,001
                                                                   ------------

                IRON AND STEEL - 1.8%
       6,000    Precision Castparts Corp.                               252,375
                                                                   ------------

                MACHINERY (DIVERSIFIED) - 0.8%
       5,000    Stewart & Stevenson Services, Inc.                      113,516
                                                                   ------------

                MANUFACTURING (DIVERSIFIED) - 0.7%
       4,000    National Service Industries, Inc.                       102,750
                                                                   ------------

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                      Portfolio of Investments (continued)
                                December 31, 2000
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                       ------------
                MANUFACTURING (SPECIALIZED) - 1.8%
       3,000    A. Schulman, Inc.                                  $     34,500
       6,000    B.F. Goodrich Co.                                       218,250
                                                                   ------------
                                                                        252,750
                                                                   ------------

                NATURAL GAS - 2.6%
       2,000    Equitable Resources, Inc.                               133,500
       2,000    Keyspan Corp.                                            84,750
       5,000    Questar Corp.                                           150,312
                                                                   ------------
                                                                        368,562
                                                                   ------------

                OFFICE EQUIPMENT AND SUPPLIES - 1.4%
       2,000    Kimball International, Inc. - Class B                    29,000
       8,000    Standard Registar Co. (The)                             114,000
       3,000    Wallace Computer Services, Inc.                          51,000
                                                                   ------------
                                                                        194,000
                                                                   ------------

                OIL AND GAS (DRILLING AND EQUIPMENT) - 0.5%
       3,000    Rowan Companies, Inc. (a)                                81,000
                                                                   ------------

                OIL AND GAS (EXPLORATION AND PRODUCTION) - 3.4%
      10,000    Patina Oil & Gas Corp.                                  240,000
      11,000    Vintage Petroleum, Inc.                                 236,500
                                                                   ------------
                                                                        476,500
                                                                   ------------

                REAL ESTATE INVESTMENT TRUSTS - 2.5%
       5,000    AMLI Residential Properties Trust                       123,437
       4,000    CarrAmerica Realty Corp.                                125,250
       2,000    Spieker Properties, Inc.                                100,250
                                                                   ------------
                                                                        348,937
                                                                   ------------

                RESTAURANTS - 2.8%
       4,000    Applebee's International, Inc.                          125,750
       4,000    Bob Evans Farms, Inc.                                    85,250
      10,000    CBRL Group, Inc.                                        181,875
                                                                   ------------
                                                                        392,875
                                                                   ------------

                RETAIL (GENERAL MERCHANDISE) - 0.4%
       2,000    Coldwater Creek, Inc. (a)                                62,125
                                                                   ------------

                RETAIL (HOME SHOPPING) - 0.7%
       2,800    Rent-A-Center, Inc. (a)                                  96,600
                                                                   ------------

                RETAIL (SPECIALTY - APPAREL) - 1.6%
       8,000    Dress Barn, Inc. (a)                                    232,000
                                                                   ------------

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                      Portfolio of Investments (continued)
                                December 31, 2000
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                       ------------
                SERVICES (ADVERTISING/MARKETING) - 2.5%
       5,000    ADVO, Inc. (a)                                     $    221,875
       5,000    R.R. Donnelley & Sons Co.                               135,000
                                                                   ------------
                                                                        356,875
                                                                   ------------

                SERVICES (COMMERICAL AND CONSUMER) - 0.4%
       2,000    Quanta Services, Inc. (a)                                64,375
                                                                   ------------

                TEXTILES (APPAREL) - 3.9%
       1,800    K-Swiss, Inc. - Class A                                  45,000
       3,000    Liz Claiborne, Inc.                                     124,875
       9,000    Reebok International, Ltd. (a)                          246,060
       2,000    Timberland Co. - Class A (a)                            133,750
                                                                   ------------
                                                                        549,685
                                                                   ------------

                TEXTILES (HOME FURNISHINGS) - 0.8%
       4,000    Mohawk Industries, Inc. (a)                             109,500
                                                                   ------------

                TOBACCO - 3.3%
       5,000    Philip Morris Companies, Inc.                           220,000
       5,000    R.J. Reynolds Tobacco Holdings, Inc.                    243,750
                                                                   ------------
                                                                        463,750
                                                                   ------------

                TRUCKERS - 1.4%
          90    American Freightways Corp. (a)                            2,515
       3,500    Landstar System, Inc. (a)                               194,031
                                                                   ------------
                                                                        196,546
                                                                   ------------

                WASTE MANAGEMENT - 1.4%
      12,000    Republic Services, Inc. (a)                             206,250
                                                                   ------------

                TOTAL COMMON STOCKS - (COST $12,411,796)           $ 13,613,675
                                                                   ------------

  CONTRACTS
------------
                PUT OPTION CONTRACTS - 4.0%
         100    Russell 2000 Index Option, 3/17/01 at $500         $    378,000
          50    S&P 100 Index Option, 3/17/01 at $700                   182,000
                                                                   ------------

                TOTAL PUT OPTION CONTRACTS - (COST $726,387)       $    560,000
                                                                   ------------

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                      Portfolio of Investments (continued)
                                December 31, 2000
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                       ------------
                MONEY MARKETS - 2.5%
     354,664    Firstar Stellar Treasury Fund - Institutional
                    Class (Cost $354,664)                          $    354,664
                                                                   ------------

                TOTAL INVESTMENTS AT VALUE - 102.6%
                    (COST $13,492,847)                             $ 14,528,339

                LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%         (371,194)
                                                                   ------------

                NET ASSETS - 100.0%                                $ 14,157,145
                                                                   ============

(a)  Non-income producing security

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          Hussman Strategic Growth Fund
                        Schedule of Open Options Written
                                December 31, 2000
                                   (Unaudited)

 Option                                        Market Value of        Premiums
Contracts   Written Call Options                   Options            Received
---------   --------------------               ---------------        --------

     100    Russell 2000 Index Option,
                3/17/01 at $500                   $ 248,000           $ 230,130
      50    S&P 100 Index Option,
                3/17/01 at $700                     137,500             124,845
                                                  ---------           ---------

                                                  $ 385,500           $ 354,975
                                                  =========           =========

                 See accompanying notes to financial statements.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The  Hussman  Investment  Trust  (the  "Trust")  was  organized  as an Ohio business trust on March 20, 2000. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently offers one diversified investment portfolio, the Hussman Strategic Growth Fund (the "Fund"). The Trust is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc, (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000.

     The  Fund's   investment   objective  is  to  provide   long-term   capital
     appreciation,   with  added   emphasis  on  capital   preservation   during
     unfavorable market conditions.

     SECURITIES VALUATION - The Fund values its portfolio securities at their current market value determined on the basis of market quotations, or if market quotations are not readily available, at their fair value as determined under procedures adopted by the Fund's Board of Trustees.

     OPTION TRANSACTIONS - The Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued at the closing prices on its primary exchange to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, has been paid by the Adviser, but is subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     For federal income tax purposes, the cost of portfolio investments amounted to $13,492,847 at December 31, 2000. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

               Gross unrealized appreciation    $ 1,707,367
               Gross unrealized depreciation       (702,400)
                                                -----------
               Net unrealized appreciation      $ 1,004,967
                                                ===========

2.   INVESTMENT TRANSACTIONS

     During the period ended December 31, 2000, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $15,320,568 and $2,521,983, respectively.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive fees at the annual rate of 1.25% of the average daily net assets of the Fund.

     Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive a portion of its advisory fees and if necessary reimburse the Fund's organizational and operational expenses so that the Fund's net expenses do not exceed 2.00% (the "Cap") until at least December 31, 2001. If at any point the operational expenses of the Fund fall below the Cap, the Adviser may recoup fees previously waived or reimbursed so long as (1) the fee waiver or expense reimbursement to be recouped occurred within three years of the recoupment, and (2) the amount of the recouped fees does not cause the Fund's aggregate expenses on an annualized basis to exceed the Cap.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .100% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. During the period ended December 31, 2000, Ultimus was paid $8,875 under the Administration Agreement.

                            HUSSMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of an Accounting Services Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly base fee of $2,500, plus an asset based fee equal to 0.01% of its average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. During the period ended December 31, 2000, Ultimus was paid $11,294 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

     TRANSFER AGENCY AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. During the period ended December 31, 2000, Ultimus was paid $7,875 for transfer agent and shareholder services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.

4.   OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the period ended December 31, 2000, were as follows:

                                              Options            Option
                                             Contracts          Premiums
                                            ------------      ------------
     Options outstanding at
     beginning of period                              --      $         --
     Options written                                 636         1,720,283

     Options cancelled in a closing
     purchase transaction                           (486)       (1,365,308)
                                            ------------      ------------

     Options outstanding at
     end of period                                   150      $    354,975
                                            ============      ============